EQUITY INVESTMENTS - Loan Receivable From Affiliate (Details) - Joint Venture CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 06, 2017 MXN	Apr. 21, 2017 MXN
Sur de Texas
Equity Investments
Ownership interest (percent)	60.00%
Loans receivable from affiliates	CAD 919
Interest income, related party	CAD 34
Unsecured Loan Facility | Revolving credit facility
Equity Investments
Credit facility, amount | MXN		MXN 21,300,000,000.0	MXN 13,600,000,000.0